Financial Instruments - Time-Charter Swap Agreement and Stock Purchase Warrants (Detail) - Recurring - Level 3 - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Time-charter swap agreement | Teekay Tankers
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the period	$ (185)		$ 208
Settlements	(360)		(1,106)
Realized and unrealized (loss) gain in earnings	545		898
Fair value asset - at the end of the period	0		0
Stock purchase warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the period	332	$ 6,107	575	$ 10,328
Realized and unrealized (loss) gain in earnings	(332)	(4,274)	(575)	(8,495)
Fair value asset - at the end of the period	$ 0	$ 1,833	$ 0	$ 1,833